Inventories (Schedule of Inventories) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of financial assets [line items]
Finished products | ₪			₪ 56,348	₪ 65,267	[1]
Inventory in transit | ₪			6,167	9,024
Less - Provision of slow-moving inventory | ₪			(3,001)	(2,743)	[1]
Total Inventories | ₪			₪ 59,514	₪ 71,548
US Dollars [Member]
Disclosure of financial assets [line items]
Finished products | $		$ 17,527
Inventory in transit | $		1,918
Less - Provision of slow-moving inventory | $		(934)
Total Inventories | $	[2]	$ 18,511

[1]	reclassified
[2]	Convenience Translation into US Dollars.